NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Schedule of fleet classified as non-current assets and disposal group (Details) - aircraft	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	1	4
Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	1	2
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	0	2
Number of aircraft transferred to held for sale	26
Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale		6
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	2